RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - Oniva International Services Corp. [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement [Line Items]
Salaries and benefits	$ 540	$ 311
Office and miscellaneous	240	134
Other related party transactions	$ 780	$ 445